CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY	12 Months Ended
Dec. 31, 2025
Critical Accounting Judgements And Key Sources Of Estimation Uncertainty
CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY
3	CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

In the application of the Group’s accounting policies, which are described in Note 2 to the consolidated financial statements, management is required to make judgements, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods.

Critical judgements in applying the Group’s accounting policies

There are no critical judgements, apart from those involving estimation (see below) that the management has made in the process of applying the Group’s accounting policy and that has the most significant effect on the amounts recognized in the consolidated financial statements.

Key sources of estimation uncertainty

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are disclosed below:

Impairment of property, plant and equipment (Note 4) and intangible assets (Note 6)

Determining an appropriate amount of an impairment requires an estimation of recoverable amounts of relevant property, plant and equipment and intangible assets or the respective cash-generating units (“CGU”) to which the property, plant and equipment and intangible assets belong, which is the higher of value in use and fair value less cost of disposal. If there is any indication that an asset may be impaired, the recoverable amount shall be estimated for individual asset. If it is not possible to estimate the recoverable amount of the individual asset, the Group shall determine the recoverable amount of the CGU to which the asset belongs. The value in use calculation requires the Group to estimate the future cash flows expected to arise from the relevant assets or the CGU and a suitable discount rate in order to calculate the present value. The discount rate represents rate that reflects current market assessments of time value of money and the risks specific to the asset or the CGU for which the future cash flow estimates have not been adjusted. Where the actual future cash flows are less than expected or there is a downward revision of future estimated cash flows due to unfavourable changes in facts and circumstances, an additional impairment loss may arise.

Write-down of inventories (Note 7)

The Company performs regular reviews of the carrying amounts of inventories with reference to aged inventories analysis, projections of expected future saleability of goods and, management experience and judgement. Based on this review, a write-down of inventories will be made when the estimated net realizable value of inventories decline below their carrying amounts. Due to changes in market environment, actual saleability of goods may be different from estimation and the consolidated statement of profit or loss in future accounting periods could be affected by differences in their estimation.